EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-21	16-Feb-21	15-Mar-21
To	28-Feb-21	15-Mar-21
Days	27

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$5,051,043.30
Series Nominal Liquidation Amount	1,270,951,043.30

Required Participation Amount	$1,270,951,043.30
Excess Receivables	$208,214,653.30
Excess Funding Account	$0.00

Total Collateral	1,479,165,696.60
Collateral as Percent of Notes	147.92%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,648,703,587.94
Total Principal Collections	($1,194,404,122.06)
Investment in New Receivables	$1,130,801,405.91
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,145,241.14)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($599,195,612.69)
Less Servicing Adjustment	($428,624.76)

Ending Balance	$2,958,331,393.20

SAP for Next Period	50.00%

Average Receivable Balance	$3,016,605,073.97
Monthly Payment Rate	39.59%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$6,700,932.40
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$6,700,932.40

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	69.56%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	27
LIBOR	0.107380%
Applicable Margin	0.560000%
	0.667380%

	Actual	Per $1000
Interest	500,535.00	0.50
Principal	—	—

		0.50
Total Due Investors	500,535.00
Servicing Fee	1,057,732.20

Excess Cash Flow	772,414.92

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.08%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	47.92%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.